Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Fair Value Measurements
Schedule of the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy

	Fair value as of September 30, 2014
	Level 1	Level 2	Level 3	Total

Derivative financial instruments -Assets
Derivative financial instruments - Liabilities
Oil and natural gas derivative financial instruments	—	—	25,096,536	25,096,536
Total	$—	$—	$25,096,536	$25,096,536

	Fair value as of June 30, 2014
	Level 1	Level 2	Level 3	Total

Derivative financial instruments -Assets	$—	$—	$—	$—
Derivative financial instruments - Liabilities
Oil and natural gas derivative financial instruments	—	—	33,117,425	33,117,425
Total	$—	$—	$(33,117,425)	$(33,117,425)

Schedule of derivative instrument recoded on the balance sheet as either asset or liability measured at fair value

Derivative contract balance at June 30, 2014	$33,117,425
Gain on derivative contracts	(7,754,437)
Settlements on derivative contracts	(266,452)
Derivative contract as of September 30, 2014	$25,096,536

Derivative contract balance at June 30, 2013	$—
Derivative contract added October 2, 2013	35,091,536
Loss on derivative contracts	3,056,053
Settlements on derivative contracts	(5,030,164)
Derivative contract as of June 30, 2014	$33,117,425